Long term incentive programmes (Details) € / shares in Units, € in Thousands	1 Months Ended										12 Months Ended
	May 31, 2024 EUR (€) shares € / shares	May 31, 2024 EUR (€) kr / shares	Aug. 31, 2023 EUR (€) shares € / shares	Aug. 31, 2023 EUR (€) kr / shares	Jan. 31, 2023 EUR (€) shares € / shares	Jan. 31, 2023 EUR (€) kr / shares	May 31, 2022 EUR (€) shares € / shares	May 31, 2022 EUR (€) kr / shares	Jan. 31, 2022 EUR (€) employee shares € / shares	Jan. 31, 2022 EUR (€) kr / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 kr / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Programme initiated in January 2022
Long Term Incentive Programs
Total value of the RSU allocation									€ 394	€ 394
Total value of the RSU allocation (in dollars per share) | € / shares									€ 3.3
Expense recognized for RSUs granted									€ 53				€ 143	€ 157
Fair value of options granted									€ 160	€ 160
Fair value of options granted (in dollars per share) | € / shares									€ 1.3
Expense recognized for options granted									€ 13				62	69
Average remaining contractual term of options									2 years 3 months 18 days
Annualized volatility of the shares (in percent)											48.10%
Annual risk free interest rate (in percent)											1.00%
Dividend yield											€ 0
Average share price (in dollars per share) | € / shares											€ 3.7
Programme initiated in January 2022 | Minimum
Long Term Incentive Programs
Number of RSUs granted | shares									10,393
Number of options granted | employee									10,393
Strike price of options granted | kr / shares										€ 36.02
Programme initiated in January 2022 | Maximum
Long Term Incentive Programs
Number of RSUs granted | shares									55,430
Number of options granted | employee									55,430
Strike price of options granted | kr / shares										€ 38.42
Programme initiated in May 2022
Long Term Incentive Programs
Strike price of options granted | kr / shares								kr 40.24
Fair value of options granted							€ 761	kr 761
Fair value of options granted (in dollars per share) | € / shares							€ 1.3
Average remaining contractual term of options											3 years 3 months 18 days
Expense recognized in profit and loss							€ 237						237	€ 114
Annualized volatility of the shares (in percent)											42.50%
Annual risk free interest rate (in percent)											2.80%
Dividend yield											€ 0
Average share price (in dollars per share) | € / shares											€ 3.7
Programme initiated in May 2022 | Minimum
Long Term Incentive Programs
Number of options granted | shares							43,420
Programme initiated in May 2022 | Maximum
Long Term Incentive Programs
Number of options granted | shares							221,719
Programme initiated in January 2023
Long Term Incentive Programs
Total value of the RSU allocation					€ 1,200	€ 1,200
Total value of the RSU allocation (in dollars per share) | € / shares					€ 3
Average remaining contractual term of RSUs					6 months
Expense recognized in profit and loss					€ 468								498
Average share price (in dollars per share) | kr / shares						€ 36.56
Programme initiated in January 2023 | Minimum
Long Term Incentive Programs
Number of RSUs granted | shares					19,760
Programme initiated in January 2023 | Maximum
Long Term Incentive Programs
Number of RSUs granted | shares					130,416
Programme initiated in August 2023
Long Term Incentive Programs
Strike price of options granted | kr / shares				kr 45.49
Fair value of options granted			€ 2,200	kr 2,200
Fair value of options granted (in dollars per share) | € / shares			€ 1.8
Average remaining contractual term of options											4 years 6 months
Annual risk free interest rate (in percent)											2.68%
Average share price (in dollars per share) | € / shares											€ 3.7
Expense recognized in profit and loss			€ 419										€ 250
Annualized volatility of the shares (in percent)											61.00%
Dividend yield											€ 0
Programme initiated in August 2023 | Minimum
Long Term Incentive Programs
Number of options granted | shares			88,920
Programme initiated in August 2023 | Maximum
Long Term Incentive Programs
Number of options granted | shares			385,320
Programme initiated for RSU in May 2024
Long Term Incentive Programs
Number of RSUs granted | shares	193.011
Total value of the RSU allocation	€ 1,100	€ 1,100
Total value of the RSU allocation (in dollars per share) | € / shares	€ 5.6
Average remaining contractual term of options											5 years 4 months 24 days
Average share price (in dollars per share) | kr / shares												kr 64.2
Expense recognized in profit and loss	€ 206
Programme initiated for option in May 2024
Long Term Incentive Programs
Average remaining contractual term of RSUs											5 years 4 months 24 days
Strike price of options granted | kr / shares		€ 74.32
Fair value of options granted	€ 1,400	€ 1,400
Fair value of options granted (in dollars per share) | € / shares	€ 1.4
Expense recognized in profit and loss	€ 265
Annualized volatility of the shares (in percent)											31.20%
Annual risk free interest rate (in percent)											3.63%
Dividend yield											€ 0
Average share price (in dollars per share) | kr / shares												kr 64.2
Programme initiated for option in May 2024 | Minimum
Long Term Incentive Programs
Number of options granted | shares	140.372
Programme initiated for option in May 2024 | Maximum
Long Term Incentive Programs
Number of options granted | shares	245.651